Prepayments (Tables)	6 Months Ended
Dec. 31, 2021
Prepayments and Advances [Abstract]
Schedule of prepayments current
	December 31, 2021	June 30, 2021
	(Unaudited)
Prepayment for online concert productions	$6,698,000	$1,648,000
Prepayment for live concert productions	5,000,000	-
Prepayment for program license fees	-	2,615,527
Prepayment for rent	4,300	4,300
Prepayment for advertisement	4,166,666	-
Total	$15,868,966	$4,267,827

Schedule of prepayments, non-current
	December 31, 2021	June 30, 2021
	(Unaudited)
Prepayment for software development expenditure	$52,000,000	$52,000,000